Consolidated Balance Sheets - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Current assets
Cash and cash equivalents	$ 152,304	$ 1,714,890
Account receivables	85,960	127,802
Inventories	618,996	142,519
Deposit, prepayments and other receivables	831,666	1,239,561
Total current assets	1,688,926	3,224,772
Non-current assets
Property, plant and equipment, net	602,755	136,598
Operating lease right-of-use assets	442,020
Technology-related intangible assets, net	80,376,175
Total non-current assets	81,420,950	136,598
TOTAL ASSETS	83,109,876	3,361,370
Current liabilities
Accounts payable and accruals	216,830	111,894
Other payables	31,980	33,078
Deferred revenue	513,072	426,777
Hire purchase creditor	10,135	6,861
Financial liability - Convertible Bonds		1,007,999
Operating lease liability - current	117,686
Total current liabilities	892,004	1,639,090
Non-current liabilities
Non-current hire purchase creditor	18,207	26,789
Non-current operating lease liabilities	355,186
Total non-current liabilities	373,393	26,789
TOTAL LIABILITIES	1,265,397	1,665,879
Commitments and contingencies (Note 16)
Shareholders’ equity
Common stock, 1,000,000,000 authorized; $0.001 par value, 101,853,397 and 2,970,000 shares issued and outstanding as at August 31, 2022 and August 31, 2021	101,854	2,970
Additional paid in capital	89,125,872	2,890,471
Shares to be issued	75,000	861,883
Accumulated other comprehensive income	65,880	5,696
Accumulated deficit	(7,465,373)	(2,233,496)
Non-controlling interest	(58,754)	167,967
Total shareholders’ equity	81,844,479	1,695,491
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	83,109,876	3,361,370
Related Party [Member]
Current liabilities
Amounts due to shareholders	$ 2,301	$ 52,481